Property, Plant and Equipment, Net (Details) - USD ($)		Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Subtotal		$ 61,510,413	$ 60,687,020
Construction in progress		8,036,555	2,570,442
Less: accumulated depreciation		(17,045,055)	(14,778,850)
Property and equipment, net		52,501,913	48,478,612
Property and Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal		23,641,441	23,767,731
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Subtotal		1,853,648	1,862,388
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	[1]	33,953,547	33,003,239
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal		1,004,865	1,021,208
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal		$ 1,056,912	$ 1,032,454

[1]	A total amount of $12,239,859 machinery was related to the sale leaseback transaction (see Note 10).